Non-controlling Interests (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	$ 120,942,987	$ 117,897,071
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	43,150,504	41,853,583
Bebidas Del Paraguay SA [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	20,023,827	20,355,904
Aguas CCU-Nestle Chile S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	26,328,210	27,202,887
Cerveceria Kunstmann S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	10,326,899	8,291,359
Compania Pisquera de Chile S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	8,247,794	6,322,425
Saenz Briones Cia. S.A.I.C. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	13,000	10,550
Distribuidora Del Paraguay SA [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	4,285,213	4,549,059
Bebidas Bolivianas BBO S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	6,723,233	7,360,489
Other subsidiaries [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	$ 1,844,307	$ 1,950,815